FAIR VALUE MEASURMENTS (Narrative) (Details) - 6 months ended Jun. 30, 2016 $ in Thousands, ₪ in Millions	USD ($)	ILS (₪)
Fair Value Disclosures [Abstract]
Currency hedging transactions, maximum term	1 year
Foreign exchange risk lien	$ 761
Total hedged amount | ₪		₪ 12.3
Amount recognized in income relating to cash flow hedge transaction	$ 4